Income Taxes (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Income taxes
Income tax benefits		$ (4,725,000)	$ 350,000
Virtu Financial, Inc.
Income taxes
U.S. federal statutory rate (as a percent)				35.00%
Income tax benefits	$ 0			$ 4,744
Deferred tax assets	$ 0			$ 4,744